Restatement of Previously Issued Consolidated Financial Statement - Summary of Consolidated Financial Statements (Details) (10-K) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate											$ 34,445,200	$ 24,826,700	$ 18,449,900
TOTAL ASSETS											45,594,400	31,762,300	21,266,200
Equipment loans											3,191,600	3,476,800	997,400
Finance Leases											1,952,100	520,700	705,600
TOTAL LIABILITIES											37,370,500	32,987,200	21,850,300
Additional Paid In Capital											130,100	119,100	112,000
(Accumulated Deficit) Retained Earnings											(2,574,500)	(954,300)	(577,600)
Total Stockholders' Equity	$ 9,512,600		$ (164,300)			$ 205,300	$ (164,300)	$ 205,300	$ 205,300	$ 205,300	9,512,600	(164,300)	205,300
Non-Controlling Interests											(1,288,700)	(1,060,600)	(789,400)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)		$ (2,631,800)	(2,198,800)	$ (3,063,200)	$ (2,335,100)	(1,960,300)		(3,063,200)			8,223,900	(1,224,900)	(584,100)	$ 1,354,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)											45,594,400	31,762,300	21,266,200
Sales	7,806,500			6,783,800			26,077,300	17,737,900	30,953,500	5,730,300
Cost of Sales	7,183,900			6,964,400			24,448,100	17,144,300	27,645,100	4,936,700
Gross Profit	622,600			(180,600)			1,629,200	593,600	3,308,400	793,600
Operating Expenses	1,458,200			731,100			3,769,900	2,556,000	3,466,800	2,765,900
Operating Income (loss)	(835,600)			(911,700)			(2,140,700)	(1,962,400)	(158,400)	(1,972,300)
Other Income				6,800			13,000	79,200	79,100	19,200
Total Other Income (Expense)	(176,300)			(124,300)			(269,100)	(137,000)	(279,200)	1,131,200
Income (loss) Before Tax	(1,011,900)			(1,036,000)			(2,409,800)	(2,099,400)	(437,600)	(841,100)
Net Income (loss)	(440,300)	(434,100)	(973,900)	(596,300)	(319,700)	(743,700)	(1,848,300)	(1,659,700)	197,000	(1,358,900)
Net Income Attributable to Non-controlling interest	(3,200)			(102,900)			(228,100)	(51,700)	(38,600)	31,500
Net Income Loss Attributable to Stockholders	$ (437,100)			$ (493,400)			$ (1,620,200)	$ (1,608,000)	$ 235,600	$ (1,390,400)
Net Income (Loss) Per Share - Basic									$ 0.07	$ (0.40)
Weighted Average Common Shares Outstanding - Basis									3,513,517	3,513,517
Balance			(164,300)			205,300	$ (164,300)	$ 205,300	$ 205,300
Shares issued for Services Net Change	$ 10,789,100
Balance	9,512,600						9,512,600		(164,300)	$ 205,300
Shares issued for Services										112,000
Real Estate							(8,286,200)	(6,613,100)	(6,089,900)	(7,166,900)
NET CASH USED IN OPERATING ACTIVITIES							(9,858,700)	(6,325,700)	(3,184,900)	(8,278,000)
Payments on financing leases							(380,000)	(138,900)	(185,100)	(170,400)
Payments of Equipment loan										(201,600)
NET CASH PROVIDED BY FINANCING ACTIVITIES							11,851,300	6,711,000	3,796,800	6,573,900
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH							1,921,900	67,400	209,100	(596,500)
CASH AND RESTRICTED CASH			430,000			220,900	430,000	220,900	220,900	817,400
CASH AND RESTRICTED CASH	2,351,900			$ 288,300			$ 2,351,900	288,300	430,000	220,900
Common Stock [Member]
Total Stockholders' Equity						670,900		670,900	670,900	670,900			670,900
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)		670,900	670,900	670,900	670,900	670,900		670,900			11,957,000	670,900	670,900
Net Income (loss)
Balance						$ 670,900		$ 670,900	$ 670,900
Balance, shares	3,513,517	3,513,517	3,513,517	3,513,517	3,513,517	3,513,517	3,513,517	3,513,517	3,513,517
Shares issued for Services Net Change	$ 10,789,100
Shares issued for Services Net Change, shares	2,031,705
Balance										$ 670,900
Balance, shares	5,628,048	3,513,517	3,513,517	3,513,517	3,513,517	3,513,517	5,628,048	3,513,517	3,513,517	3,513,517
Preferred Stock [Member]
Total Stockholders' Equity
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)
Net Income (loss)
Balance
Balance, shares
Balance
Balance, shares
Additional Paid-In Capital [Member]
Total Stockholders' Equity						$ 112,000		$ 112,000	$ 112,000	$ 112,000			112,000
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)		$ 120,200	$ 119,100	$ 116,300	$ 115,500	115,000		116,300			130,100	119,100	112,000	628,100
Net Income (loss)
Balance						112,000		112,000	112,000
Shares issued for Services Net Change
Balance										112,000
Accumulated Deficit [Member]
Total Stockholders' Equity						(577,600)		(577,600)	(577,600)	(577,600)			(577,600)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)		(2,137,400)	(1,706,300)	(2,776,700)	(2,283,300)	(1,908,800)		(2,776,700)			(2,574,500)	(954,300)	(577,600)	415,000
Net Income (loss)	(437,100)	(431,100)	(752,000)	(493,400)	(318,900)	(795,700)			235,600	(1,390,400)
Balance						(577,600)		(577,600)	(577,600)
Shares issued for Services Net Change
Balance										(577,600)
Stockholders' Equity (Deficit) [Member]
Total Stockholders' Equity						205,300		205,300	205,300	205,300			205,300
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)		(1,346,300)	(916,300)	(1,989,500)	(1,496,900)	(1,122,900)		(1,989,500)			9,512,600	(164,300)	205,300	1,043,100
Net Income (loss)	(437,100)	(431,100)	(752,000)	(493,400)	(318,900)	(795,700)			235,600	(1,390,400)
Balance						205,300		205,300	205,300
Shares issued for Services Net Change	10,789,100
Balance										205,300
Noncontrolling Interest [Member]
Total Stockholders' Equity						(789,400)		(789,400)	(789,400)	(789,400)			(789,400)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)		(1,285,500)	(1,282,500)	(1,073,700)	(838,200)	(837,400)		(1,073,700)			$ (1,288,700)	$ (1,060,600)	(789,400)	310,900
Net Income (loss)	(3,200)	$ (3,000)	$ (221,900)	$ (102,900)	$ (800)	52,000			(38,600)	31,500
Balance						(789,400)		(789,400)	(789,400)
Shares issued for Services Net Change
Balance										(789,400)
As previously Reported [Member]
Real Estate													18,515,100
TOTAL ASSETS													21,331,400
Equipment loans													1,703,000
Finance Leases
TOTAL LIABILITIES													21,850,300
Additional Paid In Capital
(Accumulated Deficit) Retained Earnings													(432,300)
Total Stockholders' Equity						238,600		238,600	238,600	(518,900)			238,600	(518,900)
Non-Controlling Interests													(757,500)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)													(518,900)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)													21,331,400
Sales										5,595,300
Cost of Sales										4,871,500
Gross Profit										723,800
Operating Expenses										2,653,900
Operating Income (loss)										(1,930,100)
Other Income										154,200
Total Other Income (Expense)										1,266,200
Income (loss) Before Tax										(663,900)
Net Income (loss)										(1,181,700)
Net Income Attributable to Non-controlling interest										63,400
Net Income Loss Attributable to Stockholders										$ (1,245,100)
Net Income (Loss) Per Share - Basic										$ (0.36)
Weighted Average Common Shares Outstanding - Basis										3,513,517
Balance						238,600		238,600	238,600	$ (518,900)
Balance										238,600
Shares issued for Services
Real Estate										(7,232,100)
NET CASH USED IN OPERATING ACTIVITIES										(8,278,000)
Payments on financing leases
Payments of Equipment loan										(372,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES										6,573,900
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH										(596,500)
CASH AND RESTRICTED CASH						220,900		220,900	220,900	817,400
CASH AND RESTRICTED CASH										220,900
As previously Reported [Member] | Common Stock [Member]
Total Stockholders' Equity										670,900				670,900
Balance										$ 670,900
Balance, shares										3,153,154
As previously Reported [Member] | Preferred Stock [Member]
Total Stockholders' Equity
Balance
Balance, shares
As previously Reported [Member] | Additional Paid-In Capital [Member]
Total Stockholders' Equity
Balance
As previously Reported [Member] | Accumulated Deficit [Member]
Total Stockholders' Equity										(432,300)				(432,300)
Balance										(432,300)
As previously Reported [Member] | Stockholders' Equity (Deficit) [Member]
Total Stockholders' Equity										238,600				238,600
Balance										238,600
As previously Reported [Member] | Noncontrolling Interest [Member]
Total Stockholders' Equity										(757,500)				$ (757,500)
Balance										(757,500)
Adjustments [Member]
Real Estate													(65,200)
TOTAL ASSETS													(65,200)
Equipment loans													(705,600)
Finance Leases													705,600
Additional Paid In Capital													112,000
(Accumulated Deficit) Retained Earnings													(145,300)
Total Stockholders' Equity						(33,300)		(33,300)	(33,300)	(33,300)			(33,300)
Non-Controlling Interests													(31,900)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)													(65,200)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)													$ (65,200)
Sales										135,000
Cost of Sales										65,200
Gross Profit										69,800
Operating Expenses										112,000
Operating Income (loss)										(42,200)
Other Income										(135,000)
Total Other Income (Expense)										(135,000)
Income (loss) Before Tax										(177,200)
Net Income (loss)										(177,200)
Net Income Attributable to Non-controlling interest										(31,900)
Net Income Loss Attributable to Stockholders										$ (145,300)
Net Income (Loss) Per Share - Basic										$ (0.04)
Weighted Average Common Shares Outstanding - Basis										3,513,517
Balance						(33,300)		(33,300)	(33,300)
Shares issued for Services Net Change										$ 112,000
Balance										(33,300)
Shares issued for Services										112,000
Real Estate										65,200
NET CASH USED IN OPERATING ACTIVITIES
Payments on financing leases										(170,400)
Payments of Equipment loan										170,400
NET CASH PROVIDED BY FINANCING ACTIVITIES
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH
Adjustments [Member] | Common Stock [Member]
Net Income (loss)
Shares issued for Services Net Change
Shares issued for Services Net Change, shares										360,363
Adjustments [Member] | Preferred Stock [Member]
Net Income (loss)
Shares issued for Services Net Change
Shares issued for Services Net Change, shares
Adjustments [Member] | Additional Paid-In Capital [Member]
Net Income (loss)
Shares issued for Services Net Change										112,000
Adjustments [Member] | Accumulated Deficit [Member]
Net Income (loss)										(145,300)
Shares issued for Services Net Change
Adjustments [Member] | Stockholders' Equity (Deficit) [Member]
Net Income (loss)										(145,300)
Shares issued for Services Net Change										112,000
Adjustments [Member] | Noncontrolling Interest [Member]
Net Income (loss)										(31,900)
Shares issued for Services Net Change